Earnings per share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings per share
16	Earnings per share

Accounting policy

a)	Basic earnings per share

Basic earnings per share is calculated by dividing:

i.	the profit attributable to owners of the company, excluding any costs of servicing equity other than ordinary shares; and

ii.

by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements (share-based payment) in ordinary shares issued during the year and excluding treasury shares (Note 15).

b)	Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account:

i.	the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares; and

ii.	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

The Company’s subsidiaries have two categories of potential dilutive effects: share options and put options. For the share options, a calculation is done to determine the effect of the dilution in the profit attributable to shareholders of the parent due the exercise of the share options at subsidiaries. For the put option, is assumed to have been converted into ordinary shares, and the profit attributable to shareholders of the parent is adjusted.

The following table sets forth the calculation of earnings per share (in thousands of Brazilian Reais, except per share amounts):

	December 31, 2018		December 31, 2017		December 31, 2016
Profit attributable from continued operation to ordinary equity holders for basic earnings		975,448		551,021		325,132
Loss attributable from discontinued operation to ordinary equity holders for basic earnings		—		—		(47,328)
Effect of dilution:
Dilutive effect of subsidiary’s stock option plan		(2,882)		(1,352)		(3,096)
Dilutive effect of subsidiary’s stock option plan—discontinued operation		—		—		200
Dilutive effect of put option		—		—		(15,601)

Profit from continued operation attributable to ordinary equity holders adjusted for the effect of dilution		972,566		549,669		306,435
Loss from discontinued operation attributable to ordinary equity holders adjusted for the effect of dilution		—		—		(47,128)

Basic number of shares outstanding—In thousands of shares		244,065		262,999		264,691
Effect of dilution:
Dilutive effect of stock option plan		10,061		5,553		—

Diluted number of shares outstanding—In thousands of shares		254,126		268,552		264,691
Basic earnings (loss) per share from:
Continuing operations	R$	3.997	R$	2.095	R$	1.2283
Discontinuing operations	R$	0.000	R$	0.000	(R$	0.1788)

	R$ 3.997		R$ 2.095		R$ 1.050
Diluted earnings (loss) per share from:
Continuing operations	R$	3.827	R$	2.047	R$	1.1577
Discontinuing operations	R$	0.000	R$	0.000	(R$	0.1780)

	R$ 3.8271		R$ 2.0468		R$ 0.9797

The non-controlling interests of the indirect subsidiary Brado have the right to exercise a liquidity option provided for in the shareholders’ agreement signed on August 5, 2013. This option would exchange all Brado shares held by such minority shareholders by shares of Rumo. The exchange ratio shall take into account the economic value for both Brado and Rumo shares. At the Company’s exclusive discretion, an equivalent cash payment is also possible.

For the year ended December 31, 2018, 3,264 share options indirect subsidiary Brado were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.

For the year ended December 31, 2018, 656,000 shares related to the share repurchase plan of subsidiary Cosan S.A. have an antidilutive effect, so they were not considered in the diluted earnings per share analysis.